Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
difference in book basis and tax basis of net assets not subject to income taxes [Table Text Block]
The difference between the book basis and the tax basis of our net assets, not directly subject to income taxes, is as follows:

	Year Ended December 31,
	2011	2010
	(in millions)
Book basis of net assets	$3,755	$3,183
Book/tax basis difference	(1,553)	(1,017)
Tax basis of net assets	$2,202	$2,166

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Our corporate subsidiaries recorded the following income tax (expense) benefit attributable to continuing operations for our taxable subsidiaries:

	Year Ended December 31,
	2011	2010	2009
Continuing Operations	(in millions)
Current:
Domestic	$(1)	$17	$(14)
International	(45)	(54)	(30)
Total current	(46)	(37)	(44)
Deferred:
Domestic	4	(15)	49
International	8	43	39
Total deferred	12	28	88
	$(34)	$(9)	$44

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effect of significant differences representing deferred tax assets (liabilities) (the difference between financial statement carrying value and the tax basis of assets and liabilities) is as follows:

	Year Ended December 31,
	2011	2010
	(in millions)
Deferred tax assets:
Property, plant and equipment	$180	$191
Net operating loss	873	866
Tax credits	120	118
Post-employment benefits, including pensions	412	366
Reorganization costs	78	115
Other	167	127
Total deferred tax assets	1,830	1,783
Less: Valuation allowance	(1,403)	(1,402)
Net deferred tax assets	$427	$381

Deferred tax liabilities:
Property, plant and equipment	$(115)	$(188)
Intangible assets	(263)	(266)
Investment in partnerships	(103)	—
Investment in U.S. subsidiaries	(366)	(367)
Other	(14)	(18)
Total deferred tax liabilities	(861)	(839)
	$(434)	$(458)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the effective tax rate on continuing operations as shown in the consolidated statements of operations to the federal statutory rate is as follows:

	Years Ended December 31,
	2011	2010	2009
Federal statutory rate	35.0%	35.0%	35.0%
Foreign Operations	0.8	3.0	3.1
Valuation allowance	(0.6)	(5.7)	(0.4)
Gain on settlement of liabilities subject to compromise	(1.4)	—	(0.2)
Income not subject to taxation	(31.4)	(30.0)	(38.8)
Other	(0.5)	(1.1)	(2.4)
	1.9%	1.2%	(3.7)%

Schedule of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Roll Forward [Table Text Block]
A summary of the changes in the gross amounts of unrecognized tax benefits for the fiscal years ended December 31, 2010, 2009 and 2008 are as follows:

	Years Ended December 31,
	2011	2010	2009
	(in millions)
Balance at January 1	$407	$430	$467
Addition based on tax positions related to the current year	7	7	20
Increase for tax positions of prior years	27	7	13
Decrease for tax positions of prior years	(20)	(9)	(45)
Decrease for statute of limitation expiration	(9)	(21)	(26)
Settlements	(21)	—	—
Impact of currency translation and other	(3)	(7)	1
Balance at December 31	$388	$407	$430